Leases (Tables)	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [Abstract]
Disclosure of quantitative information about right-of-use assets
Right-of-use assets as of December 31, 2019 are as follows:

		2019
		Acquisition cost	Government grants	Accumulated depreciation	Book value
		In millions of won
Land	￦	693,103	—	(49,029)	644,074
Buildings		54,980	—	(20,403)	34,577
Structures		28,198	—	(2,554)	25,644
Machinery		1,308	—	(484)	824
Ships		4,113,754	—	(425,465)	3,688,289
Vehicles		20,817	—	(7,109)	13,708
Others(*)		2,661,850	—	(2,285,393)	376,457

	￦	7,574,010	—	(2,790,437)	4,783,573

(*)	Including power purchase agreements (“PPA”) with GS EPS and two other LNG combined power suppliers.

Disclosure of Changes in right-of-use assets
Changes in right-of-use assets for the year ended December 31, 2019 are as follows:

		Beginning balance	Changes in accounting policies(*)	Increase	Depreciation	Ending balance
		In millions of won
Land	￦	—	684,386	8,717	(49,029)	644,074
Buildings		—	36,874	18,106	(20,403)	34,577
Structures		—	20,840	7,358	(2,554)	25,644
Machinery		—	—	1,308	(484)	824
Ships		—	3,986,947	126,807	(425,465)	3,688,289
Vehicles		—	11,258	9,559	(7,109)	13,708
Others(*)		—	403,346	49,141	(76,030)	376,457

	￦	—	5,143,651	220,996	(581,074)	4,783,573

(*)	Including transferred amount of ￦195,704 million, which was classified as finance lease assets as of December 31, 2018.

Disclosure of maturity analysis of operating lease payments
Lease liabilities as of December 31, 2018 and December 31, 2019 are as follows:

		2018
		Minimum lease payment	Present value of minimum lease payment
		In millions of won
Less than 1 year	￦	87,709	57,200
1 ~ 5 years		228,783	170,676
More than 5 years		65,250	55,930

	￦	381,742	283,806

		2019
		In millions of won
Less than 1 year	￦	686,445
1 ~ 5 years		2,334,883
More than 5 years		2,735,681

		5,757,009
Less : Discount		(686,876)

Present value of lease payment	￦	5,070,133

Disclosure of liquidity classification of lease liabilities
The details of the liquidity classification of lease liabilities (Prior year : finance lease liabilities) as of December 31, 2018 and 2019 are as follows:

		2018	2019
		In millions of won
Current lease liabilities	￦	57,200	635,349
Non-current lease liabilities		226,606	4,434,784

	￦	283,806	5,070,133

Disclosure of additional information about leasing activities for lessee
Changes in lease liabilities for the years ended December 31, 2018 and 2019 are as follows:

		2018
		Beginning balance	Acquisition	Decrease	Ending balance
		In millions of won
Finance lease liabilities	￦	418,260	—	(134,454)	283,806

		2019
		Beginning balance	Changes in accounting policies	Increase	Decrease	Interest expenses	Others(*)	Ending balance
		In millions of won
Lease liabilities	￦	283,806	4,943,584	218,800	(659,387)	85,950	197,380	5,070,133

(*)	Including translation effect of foreign currency lease liabilities and others.

Disclosure of details of expense relating to lease contracts as lessee
Details of expense relating to lease contracts as lessee for the year ended December 31, 2019 are as follows:

		2019
		In millions of won
Depreciation of right-of-use assets	￦	581,074
Interest expenses of lease liabilities		85,950
Leases expenses for short-term leases		20,127
Leases expenses for leases of low-value assets		1,616
Variable lease payments		(15,912)

	￦	672,855

Disclosure of minimum lease payment and contingent rent payment recognized as an expense
Minimum lease payment and contingent rent payment recognized as an expense as a lessee for the year ended December 31, 2018 are as follows:

		2018
		In millions of won
Minimum lease payment	￦	111,530
Contingent rent payment		(18,872)

	￦	92,658

Disclosure of Profit and loss related to finance lease
Profit and loss related to finance lease:

2019
In millions of won
Finance income on the net investment in the lease	￦	97,392

Disclosure of maturity analysis of finance lease payments receivable
Maturity analysis of the lease payments receivable and reconciliation of the undiscounted lease payments to the net investment in the lease as of December 31, 2019 are as follows:

		2019
		In millions of won
Less than 1 year	￦	173,093
1 ~ 2 years		150,895
2 ~ 3 years		150,596
3 ~ 4 years		149,364
4 ~ 5 years		145,964
More than 5 years		1,740,652

		2,510,564
Less : Unearned finance income		(1,331,723)

Net investment in the lease	￦	1,178,841

The implicit interest rate for a lease term is determined on the lease contract date. The implicit interest rate of the finance lease contracts is from 3.5% up to 16.48% per year as of December 31, 2019. (prior year : 3.5% ~ 9.12%)

Finance lease receivables as of December 31,2018 are as follows:

		2018
		Minimum lease payment	Present value of minimum lease payment
		In millions of won
Less than 1 year	￦	124,918	84,688
1 ~ 5 years		467,518	223,622
More than 5 years		1,333,016	675,036

	￦	1,925,452	983,346

Changes in the allowance for doubtful accounts of finance lease receivables
Changes in the allowance for doubtful accounts of finance lease receivables for the year ended December 31, 2018 and 2019 are as follows:

		2018	2019
		In millions of won
Beginning balance	￦	—	1,133
Bad debt expense		1,133	—
Reversal of allowance for doubtful accounts		—	(271)

Ending balance	￦	1,133	862